Financial instruments - Reconciliation (Details) - Level Three - Anzu Note, due January 2028 € in Thousands	3 Months Ended
Mar. 31, 2023 EUR (€)
Changes in fair value measurement, liabilities
Beginning balance	€ 0
Addition	535
Revaluation	35
FX effect	(14)
Ending balance	€ 556